Related Party Balances and Transactions (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Current
Amounts due from related parties	$ 962	$ 169,051
Non-current
Amounts due from related parties	50,000	50,000
AENEAS CAPITAL LIMITED [Member]
Current
Amounts due from related parties		169,051
Aeneas Management Limited [Member]
Current
Amounts due from related parties	962
Jurchen Investment Corporation [Member]
Non-current
Amounts due from related parties	$ 50,000	$ 50,000